CONTRACT ASSETS	6 Months Ended
Jun. 30, 2025
Contract Assets
CONTRACT ASSETS

NOTE－7 CONTRACT ASSETS

Contract assets, consisted of the following:

	As of June 30, 2025	As of December 31, 2024
	$’000	$’000

Revenue recognized to date	9,117	10,272
Less: Progress billings to date	(3,431)	(5,601)

Contract assets	5,686	4,671

The Company does not have contract liabilities as of June 30, 2025 and December 31, 2024 due to there were no billings in advance of performance obligation under contracts to the customers.